0TYPE 13F-HR
PERIOD 12/31/11
FILER
    CIK					0001013538
    CCC					jw8ihw*c

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia February 13, 2011

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$ 1,206,432MM


                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALCOA                               Com 013817101        17,524 2,025,860 SH    Sole           1,406,710       619,150
ABBOTT LABORATORIES                 Com 002824100         6,337   112,695 SH    Sole              81,725        30,970
AMERICAN ELECTRIC POWER             Com 025537101        37,163   899,620 SH    Sole             624,450       275,170
ALLSTATE CORPORATION                Com 020002101        33,599 1,225,800 SH    Sole             877,850       347,950
APACHE CORP                         Com 037411105        13,143   145,100 SH    Sole             103,100        42,000
AVON PRODS INC                      Com 054303102         5,624   321,900 SH    Sole             230,800        91,100
AMERICAN EXPRESS                    Com 025816109         8,976   190,300 SH    Sole             135,500        54,800
BOEING                              Com 097023105        19,382   264,240 SH    Sole             188,810        75,430
BANK NEW YORK MELLON                Com 064058100        13,527   679,400 SH    Sole             482,800       196,600
BRISTOL-MYERS SQUIBB                Com 110122108         6,937   196,850 SH    Sole             144,750        52,100
BERKSHIRE HATHAWAY INC CL A         Com 084670108           230         2 SH    Sole                   2
COLGATE PALMOLIVE CO                Com 194162103           219     2,375 SH    Sole               2,375
CAPITAL ONE FINL CORP               Com 14040H105        16,102   380,750 SH    Sole             271,750       109,000
CONOCOPHILLIPS                      Com 20825C104        59,822   820,935 SH    Sole             585,925       235,010
CVS CAREMARK CORP                   Com 126650100        11,219   275,100 SH    Sole             207,100        68,000
CHEVRON CORP                        Com 166764100        39,800   374,060 SH    Sole             271,090       102,970
DUPONT                              Com 263534109        43,375   947,463 SH    Sole             680,133       267,330
DOW CHEMICAL                        Com 260543103        28,812 1,001,800 SH    Sole             702,900       298,900
ENTERGY CORP                        Com 29364G103        24,429   334,410 SH    Sole             233,100       101,310
EXELON CORP                         Com 30161N101        34,599   797,760 SH    Sole             553,750       244,010
GENERAL DYNAMICS CORP               Com 369550108        20,963   315,660 SH    Sole             224,700        90,960
GENERAL ELECTRIC                    Com 369604103        31,183 1,741,100 SH    Sole           1,241,450       499,650
HOME DEPOT INC                      Com 437076102           375     8,925 SH    Sole               8,925
HEINZ                               Com 423074103         6,473   119,780 SH    Sole              89,100        30,680
HEWLETT PACKARD CO                  Com 428236103        39,546 1,535,165 SH    Sole           1,096,475       438,690
INTERNATIONAL BUSINESS MACHINES     Com 459200101           808     4,395 SH    Sole               4,395
INTEL CORP                          Com 458140100        45,186 1,863,360 SH    Sole           1,349,550       513,810
JOHNSON & JOHNSON                   Com 478160104        29,903   455,975 SH    Sole             327,185       128,790
JPMORGAN CHASE & CO.                Com 46625H100         5,882   176,900 SH    Sole             128,100        48,800
KRAFT FOODS INC CL A                Com 50075N104        31,121   833,015 SH    Sole             597,311       235,704
COCA COLA CO                        Com 191216100        32,817   469,015 SH    Sole             334,325       134,690
LOCKHEED MARTIN CORP                Com 539830109        24,552   303,490 SH    Sole             215,950        87,540
LOWES COS INC                       Com 548661107        10,804   425,675 SH    Sole             306,775       118,900
MCDONALDS CORP                      Com 580135101         7,743    77,180 SH    Sole              59,350        17,830
MEDTRONIC INC                       Com 585055106        16,405   428,890 SH    Sole             309,500       119,390
METLIFE INC                         Com 59156R108           215     6,900 SH    Sole               6,900
3M CO                               Com 88579Y101        14,924   182,600 SH    Sole             129,300        53,300
ALTRIA GROUP INC                    Com 02209S103         4,741   159,910 SH    Sole             130,820        29,090
MERCK & CO. INC.                    Com 58933Y105        44,239 1,173,439 SH    Sole             836,089       337,350
MICROSOFT CORP                      Com 594918104         5,794   223,200 SH    Sole             159,700        63,500
NORFOLK SOUTHERN                    Com 655844108         9,086   124,700 SH    Sole              87,500        37,200
NYSE EURONEXT                       Com 629491101           678    25,975 SH    Sole              25,975
OCCIDENTAL PETE CP                  Com 674599105        14,477   154,500 SH    Sole             109,400        45,100
PEPSICO INC                         Com 713448108         6,210    93,595 SH    Sole              67,125        26,470
PFIZER INC                          Com 717081103        45,662 2,110,078 SH    Sole           1,504,515       605,563
PROCTER & GAMBLE CO                 Com 742718109        30,153   452,005 SH    Sole             321,725       130,280
RAYTHEON CO                         Com 755111507        26,806   554,080 SH    Sole             395,500       158,580
SOUTHERN CO.                        Com 842587107         7,377   159,370 SH    Sole             121,300        38,070
STANDARD & POOR'S DEPOSITARY RECEIP Com 78462F103           745     5,940 SH    Sole               5,940
AT&T INC                            Com 00206R102        43,256 1,430,431 SH    Sole           1,033,416       397,015
TARGET CORP                         Com 87612E106           706    13,775 SH    Sole              13,775
TIME WARNER INC                     Com 887317303           378    10,450 SH    Sole              10,450
TEXAS INSTRS INC                    Com 882508104        14,701   505,020 SH    Sole             370,250       134,770
UNITEDHEALTH GROUP INC              Com 91324P102        36,308   716,415 SH    Sole             520,725       195,690
UNITED PARCEL SERVICE CL B          Com 911312106         5,965    81,500 SH    Sole              57,800        23,700
UNITED TECHNOLOGIES                 Com 913017109         3,771    51,600 SH    Sole              36,600        15,000
VERIZON COMMUNICATIONS              Com 92343V104        32,879   819,515 SH    Sole             595,315       224,200
WALGREEN CO                         Com 931422109        40,782 1,233,565 SH    Sole             882,155       351,410
WALMART STORES INC                  Com 931142103        47,025   786,900 SH    Sole             567,000       219,900
WEYERHAEUSER CORP.                  Com 962166104         9,833   526,700 SH    Sole             369,000       157,700
EXXON MOBIL CORP.                   Com 30231G102        35,140   414,585 SH    Sole             296,925       117,660

                                                   $1,206,432

